Summary Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Summary Prospectus dated April 30, 2013 of:

International Real Estate Portfolio
(the "Portfolio")

Effective August 16, 2013, the Portfolio will suspend the continuous offering of its Class H shares, and thus no further purchases of Class H shares of the Portfolio may be made by investors.

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All references in the Summary Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

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The Board of Directors of the Fund has approved renaming the Portfolio's Class P shares as "Class A shares." As a result, effective September 9, 2013, all references to Class P shares of the Portfolio in the Summary Prospectus are hereby changed to Class A shares.

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The following changes to the Summary Prospectus are effective September 16, 2013:

The following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Summary Prospectus entitled "Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class H	Class L
Advisory Fee	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.25%	0.75%
Other Expenses	0.32%	0.32%	0.32%	0.32%
Total Annual Portfolio Operating Expenses*	1.12%	1.37%	1.37%	1.87%
Fee Waiver and/or Expense Reimbursement*	0.12%	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.00%	1.35%	1.35%	1.85%

The following table replaces the "Example" table in the section of the Summary Prospectus entitled "Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$102	$318	$552	$1,225
Class A†	$655	$930	$1,226	$2,064
Class H	$606	$882	$1,179	$2,022
Class L	$188	$582	$1,001	$2,169

The footnote following the section of the Summary Prospectus entitled "Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.35% for Class H shares and 1.85% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Please retain this supplement for future reference.

  IFINTRESUMSPT-0813